Description of Plan	12 Months Ended
Dec. 31, 2025
Community Trust Bancorp, Inc. Employee Stock Ownership Plan [Member]
Description of Plan [Abstract]
Description of Plan
1. Description of Plan

The following description of the Community Trust Bancorp, Inc. Employee Stock Ownership Plan (the “Plan”) is provided for general information purposes only. Participants should refer to the Plan Document and Summary Plan Description for more complete information, which are available from the Plan Administrator.

General

The Plan is an employee stock ownership plan covering substantially all employees of Community Trust Bancorp, Inc. (“CTBI”) and all participating subsidiaries, which include Community Trust Bank, Inc. and Community Trust and Investment Company (“CTIC”). CTIC served as trustee of the Plan and Matrix Trust Company and CTIC served as custodians of the Plan for the years ended December 31, 2025 and 2024. The Plan is subject to certain provisions of the Employee Retirement Income Security Act of 1974 (ERISA).

Eligibility

An employee becomes eligible to participate in the Plan on the entry date following the attainment of age twenty-one and completion of twelve consecutive months of employment in which the employee has at least 1,000 hours of service.

Contributions

Contributions are permitted by CTBI only. In its sole discretion, annually CTBI shall determine an amount to contribute, if any, equal to a percentage of compensation for each eligible participant. The contributions are non-participant directed and invested directly in CTBI common stock. During 2025 and 2024, the contribution percentage was 4% of compensation.

Participant Accounts

Each participant’s account is credited with employer contributions. Earnings or losses on the investments are allocated in proportion to the participant’s interest therein.

Each participant is entitled to exercise voting rights attributable to the shares of CTBI common stock allocated to the participant’s account. The Retirement and Employee Benefits Committee is not permitted to vote any share for a participant. The trustee votes shares for which a participant has given no instructions pursuant to the direction of the Plan Administrator.
Participant Investment Account Options

The Plan provides for the establishment of various investment funds including CTBI common stock, mutual funds and money market funds. Employer contributions are automatically invested in CTBI common stock. Once a participant attains the age of 55 and has completed ten years of participation in the Plan, the participant may allocate a portion of their Plan balance to other investments within 90 days after the close of each Plan year. These elections may be made for six consecutive years.

Vesting

Vesting of an employee’s interest is 100% in cases of normal retirement at age sixty-five, death or total disability. If a participant’s employment ceases for any other reason, the full value of his or her account is payable to him or her if he has completed at least 1,000 hours or more of vesting service for three plan years. Forfeited nonvested accounts are allocated to the accounts of participants based upon compensation.

Payment of Benefits

Distributions are permitted for disability, death, retirement, or termination of employment. Distribution of funds as a result of retirement or termination from employment may be made either in a lump sum payment (including CTBI common stock if elected) or payments in cash and/or CTBI common stock made in equal annual installments over a period equal to five years. Notwithstanding the foregoing, if the vested interest in the ESOP Stock Fund of a Plan participant exceeds $1,415,000 (as adjusted per Internal Revenue Code Section 409(o)), the distribution period may be extended by one year for each $280,000 or portion thereof that the ESOP Stock Fund exceeds $1,415,000, up to a maximum of five additional years.

Forfeited Accounts

At December 31, 2025 and 2024, forfeited nonvested accounts totaled $650 and $3,141, respectively. These amounts will be used to reinstate any previously forfeited balances required, if any, with the remainder reallocated to participants based upon compensation. Forfeitures of terminated nonvested account balances allocated to remaining participants during the years ended December 31, 2025 and 2024, totaled $0 and $32,984, respectively.